99 Bishopsgate
London EC2M 3XF
United Kingdom
Tel: +44(0)20-7710-1000 Fax: +44(0)20-7374-4460
www.lw.com
LATHAM & WATKINS
FIRM / AFFILIATE OFFICES
	Boston	New Jersey
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Washington, D.C.

April 8, 2005

Paul Dudek, Esq.

Chief, Office of International Corporate Finance
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-0302
United States of America

Re:                               Buhrmann US Inc. and Buhrmann N.V.:
Registration Statement on Form F-4

Dear Mr. Dudek:

On behalf of Buhrmann US Inc., a company organized under the laws of Delaware (the “Company”), and its parent entity, Buhrmann N.V., a foreign private issuer organized under the laws of The Netherlands (the “Parent”), please find enclosed herewith ten (10) copies of a registration statement on Form F-4 (the “Registration Statement”).  The Registration Statement is being submitted pursuant to the Securities Act of 1933, as amended (the “Securities Act”), to register $150,000,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2015 (the “Exchange Notes”) of the Company, and the related guarantees (the “Guarantees”) thereof by the Parent and the other co-registrant guarantors (the “Other Guarantors”) listed in the Registration Statement.

I note the following points about the Registration Statement:

•              Exchange; Prior Issuance

The Exchange Notes and the Guarantees will be issued in exchange for the Company’s outstanding $150,000,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2015 (the “Old Notes”) on the terms set forth in the prospectus contained in the Registration Statement and the Letter of Transmittal filed as an exhibit thereto.  The Company intends to initiate the exchange offer upon effectiveness of the Registration Statement.

As described in more detail on page 8 of the prospectus included in the Registration Statement, the Old Notes were originally issued in transactions exempt from registration under the Securities Act.

The principal place of business of this partnership is the address set forth above where a list of partners' names may be inspected. This partnership is regulated by the Law Society. Also listed above are the offices of partnerships affiliated with this partnership.

•              Sarbanes-Oxley Act

The Sarbanes-Oxley Act of 2002 (the “Act”) applies to “issuers” that have:

•                  registered securities under Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”);

•                  are required to file reports under Section 15(d) of the Exchange Act; or

•                  have filed a registration statement under the Securities Act that has not yet become effective.

The Parent is subject to the Act because its ordinary shares (and ADSs representing ordinary shares) are registered under Section 12 of the Exchange Act.  None of the Company or the Other Guarantors has registered securities under Section 12.  In addition, by virtue of Regulation S-X Rule 3-10, the Issuer and the Other Guarantors are not required to file separate financial statements.  As a result, pursuant to Rule 12h-5 under the Exchange Act, none of the Issuer and the Other Guarantors will be subject to Section 15(d) reporting obligations upon effectiveness of the registration statement.

As discussed previously in a telephone conversation with you, we accordingly view the provisions of the Act as applying to the Issuer and the Other Guarantors only between the period from the filing of the Registration Statement until effectiveness of the Registration Statement, and ceasing to apply thereafter.

*****

If you have any questions regarding the foregoing, please do not hesitate to contact me at (011) 44-207-710-1014.  You may also contact John Huber at (202) 637-2242 or my colleague Jamal Qaimmaqami at (011) 44 207-710-1835.

Very truly yours,

/s/ Alexander F. Cohen

Alexander F. Cohen

of LATHAM & WATKINS

Enclosures

cc:         Heidi van der Kooij
General Counsel and Company Secretary, Buhrmann N.V.